Provisions for employees' benefits - Plan assets of pension and pension bonds (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans
Plan assets, at fair value	$ 11,530	$ 11,730
Fair value level 1
Disclosure of defined benefit plans
Percentage of plan assets	48.48%	58.09%
Fair value level 2
Disclosure of defined benefit plans
Percentage of plan assets	51.52%	41.91%
Pension trust
Disclosure of defined benefit plans
Assets of benefit plan	$ 11,530	$ 11,730
Plan assets, at fair value	11,530	11,730
Pension trust | Fair value level 1
Disclosure of defined benefit plans
Plan assets, at fair value	5,590	6,815
Pension trust | Fair value level 2
Disclosure of defined benefit plans
Plan assets, at fair value	5,940	4,915
Foreign currency | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	3,046	2,935
Plan assets, at fair value	3,046	2,935
Foreign currency | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Plan assets, at fair value	3,042	2,917
Foreign currency | Pension trust | Fair value level 2
Disclosure of defined benefit plans
Plan assets, at fair value	4	18
Local currency | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	224	512
Assets of benefit plan	3,242	1,930
Plan assets, at fair value	224	512
Local currency | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Assets of benefit plan	330	29
Plan assets, at fair value		337
Local currency | Pension trust | Fair value level 2
Disclosure of defined benefit plans
Assets of benefit plan	2,912	1,901
Plan assets, at fair value	224	175
Bonds of private entities | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	3,090	3,190
Plan assets, at fair value	3,090	3,190
Bonds of private entities | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Plan assets, at fair value	1,981	3,190
Bonds of private entities | Pension trust | Fair value level 2
Disclosure of defined benefit plans
Plan assets, at fair value	1,109
Bonds issued by the national government | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	1,705	2,932
Plan assets, at fair value	1,705	2,932
Bonds issued by the national government | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Plan assets, at fair value	14	111
Bonds issued by the national government | Pension trust | Fair value level 2
Disclosure of defined benefit plans
Plan assets, at fair value	1,691	2,821
Other public bonds | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets		231
Plan assets, at fair value		231
Other public bonds | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Plan assets, at fair value		$ 231
Other public bonds | Floating interest rate | Pension trust
Disclosure of defined benefit plans
Debt instruments, amount contributed to fair value of plan assets	223
Plan assets, at fair value	223
Other public bonds | Floating interest rate | Pension trust | Fair value level 1
Disclosure of defined benefit plans
Plan assets, at fair value	$ 223